COMMITMENTS AND CONTINGENCIES (Details) - 12 months ended Dec. 31, 2022 £ in Thousands, $ in Thousands	USD ($)	GBP (£)	GBP (£)
COMMITMENTS AND CONTINGENCIES
Deposit for purchase of mining machines	$ 3,300		£ 2,700
Payments for purchase of mining machines, one	438	£ 363
Payments for purchase of mining machines, two	$ 424	£ 352